Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Parenthetical)	12 Months Ended
Dec. 31, 2021 shares
Statement of Stockholders' Equity [Abstract]
Shares subject to vesting restrictions (in shares)	738,000